Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
January 31, 2026
LC2-NPRT3-0426
1.9871051.109
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	177,589	16,492,690
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	66,448	736,908
Liberty Global Ltd Class C (b)	54,102	599,450

TOTAL BELGIUM		1,336,358
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	18,166	5,117,362
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	144,674	2,822,590
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	47,069	3,153,152
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	100,486	4,995,159
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	69,848	7,932,638
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	54,183	2,256,180
TOTAL CANADA		18,337,129
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	59,849	2,192,269
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	14,905	562,813
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	11,220	338,844
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	40,019	2,442,360
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	49,376	1,822,468
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	1,063	131,493
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	33,400	6,356,688
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	23,977	3,201,649
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	160,810	8,960,333
UNITED STATES - 99.3%
Communication Services - 8.4%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (b)(c)	6,725	747,887
AT&T Inc	2,773,163	72,684,602
Comcast Corp Class A	1,450,273	43,145,622
GCI LLC Class A	841	31,512
GCI LLC Class C	10,465	387,101
Iridium Communications Inc	33,827	673,834
Verizon Communications Inc	1,694,681	75,447,198
		193,117,756
Entertainment - 1.2%
Electronic Arts Inc	100,898	20,575,120
Liberty Media Corp-Liberty Formula One Class A (b)	6,032	480,690
Liberty Media Corp-Liberty Formula One Class C (b)	58,272	5,070,830
Madison Square Garden Sports Corp Class A (b)	6,461	1,832,016
Roku Inc Class A (b)	44,997	4,283,714
Take-Two Interactive Software Inc (b)	48,309	10,642,473
TKO Group Holdings Inc Class A	15,829	3,206,639
Walt Disney Co/The	726,641	81,965,105
Warner Bros Discovery Inc (b)	934,518	25,736,626
		153,793,213
Interactive Media & Services - 5.0%
Alphabet Inc Class A	827,877	279,822,426
Alphabet Inc Class C	674,075	228,194,610
IAC Inc Class A (b)(c)	26,958	996,098
Match Group Inc	96,229	2,997,533
Meta Platforms Inc Class A	156,247	111,950,976
Pinterest Inc Class A (b)	119,296	2,640,020
Trump Media & Technology Group Corp (b)	29,391	375,617
ZoomInfo Technologies Inc (b)	106,625	858,331
		627,835,611
Media - 0.4%
Charter Communications Inc Class A (b)(c)	33,546	6,914,502
DoubleVerify Holdings Inc (b)	29,669	321,019
Fox Corp Class A	83,004	6,041,031
Fox Corp Class B	59,626	3,909,677
Liberty Broadband Corp Class A (b)	5,178	248,647
Liberty Broadband Corp Class C (b)	35,887	1,726,524
New York Times Co/The Class A	64,387	4,720,211
News Corp Class A	151,509	4,095,288
News Corp Class B (c)	50,900	1,582,990
Nexstar Media Group Inc	10,641	2,259,936
NIQ Global Intelligence Plc (c)	9,668	164,258
Omnicom Group Inc	128,462	9,896,712
Sirius XM Holdings Inc	76,162	1,549,897
Versant Media Group Inc Class A	58,013	1,890,064
		45,320,756
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	193,350	38,130,553
TOTAL COMMUNICATION SERVICES		1,058,197,889
Consumer Discretionary - 7.3%
Automobile Components - 0.1%
Aptiv PLC (b)	87,149	6,601,538
BorgWarner Inc	85,135	4,036,250
Gentex Corp	88,037	2,025,731
Lear Corp	20,745	2,429,032
QuantumScape Corp Class A (b)(c)	180,340	1,596,009
		16,688,560
Automobiles - 0.5%
Ford Motor Co	1,566,373	21,741,257
General Motors Co	374,311	31,442,124
Harley-Davidson Inc	43,901	869,240
Lucid Group Inc (b)(c)	49,958	553,035
Rivian Automotive Inc Class A (b)	315,494	4,653,537
Thor Industries Inc	20,205	2,260,333
		61,519,526
Broadline Retail - 2.2%
Amazon.com Inc (b)	1,058,191	253,225,106
Dillard's Inc Class A (c)	1,182	718,136
eBay Inc	181,255	16,534,081
Etsy Inc (b)	16,772	888,245
Macy's Inc	107,238	2,146,905
Ollie's Bargain Outlet Holdings Inc (b)	24,564	2,709,655
		276,222,128
Distributors - 0.1%
Genuine Parts Co	55,648	7,734,516
LKQ Corp	103,042	3,384,930
Pool Corp	10,765	2,735,278
		13,854,724
Diversified Consumer Services - 0.1%
ADT Inc	204,666	1,637,328
Bright Horizons Family Solutions Inc (b)	19,847	1,838,428
Grand Canyon Education Inc (b)	7,931	1,378,724
H&R Block Inc	42,239	1,666,329
Liberty Live Holdings Inc Class A	7,906	635,959
Liberty Live Holdings Inc Class C	18,407	1,520,050
Service Corp International/US	54,705	4,399,923
		13,076,741
Hotels, Restaurants & Leisure - 1.4%
Aramark	104,686	4,029,364
Booking Holdings Inc	793	3,966,459
Boyd Gaming Corp	22,041	1,863,346
Caesars Entertainment Inc (b)	81,293	1,682,765
Carnival Corp (b)	299,904	9,003,118
Choice Hotels International Inc (c)	7,519	772,953
Churchill Downs Inc	4,173	410,456
Darden Restaurants Inc	2,353	469,071
Domino's Pizza Inc	8,765	3,596,542
Flutter Entertainment PLC (b)	10,944	1,807,402
Hyatt Hotels Corp Class A (c)	16,305	2,549,613
Marriott International Inc/MD Class A1	20,950	6,605,535
McDonald's Corp	270,615	85,243,725
MGM Resorts International (b)	82,208	2,757,256
Norwegian Cruise Line Holdings Ltd (b)	17,548	385,354
Penn Entertainment Inc (b)	57,863	742,961
Starbucks Corp	396,011	36,413,211
Travel + Leisure Co	16,561	1,151,652
Vail Resorts Inc (c)	2,520	335,336
Wendy's Co/The (c)	36,026	280,643
Wyndham Hotels & Resorts Inc	3,096	225,358
Wynn Resorts Ltd	30,606	3,288,615
Yum! Brands Inc	74,261	11,547,586
		179,128,321
Household Durables - 0.6%
DR Horton Inc	105,533	15,707,532
Garmin Ltd	65,393	13,185,845
Lennar Corp Class A	82,470	9,018,095
Lennar Corp Class B	3,604	364,941
Mohawk Industries Inc (b)	20,362	2,410,454
Newell Brands Inc	166,706	708,500
NVR Inc (b)	1,096	8,368,760
PulteGroup Inc	77,933	9,748,639
SharkNinja Inc (b)	27,707	3,274,967
Toll Brothers Inc	38,472	5,558,819
TopBuild Corp (b)	10,465	4,898,143
Whirlpool Corp (c)	21,524	1,721,705
		74,966,400
Leisure Products - 0.1%
Brunswick Corp/DE	26,303	2,110,027
Hasbro Inc	53,028	4,735,931
Mattel Inc (b)	123,990	2,590,151
YETI Holdings Inc (b)(c)	32,473	1,484,340
		10,920,449
Specialty Retail - 1.8%
AutoNation Inc (b)	10,663	2,185,702
AutoZone Inc (b)	5,652	20,936,647
Bath & Body Works Inc	82,683	1,802,489
Best Buy Co Inc	77,548	5,048,375
CarMax Inc (b)	58,838	2,620,645
Dick's Sporting Goods Inc	25,390	5,128,780
Five Below Inc (b)	21,600	4,139,424
Floor & Decor Holdings Inc Class A (b)	29,115	1,920,425
GameStop Corp Class A (b)(c)	164,404	3,925,968
Gap Inc/The	90,933	2,544,305
Home Depot Inc/The	95,044	35,602,532
Lithia Motors Inc Class A	8,488	2,745,359
Lowe's Cos Inc	224,885	60,057,788
O'Reilly Automotive Inc (b)	27,359	2,692,399
Penske Automotive Group Inc	7,343	1,151,309
RH (b)	5,087	1,011,448
Ross Stores Inc	102,297	19,298,329
TJX Cos Inc/The	224,402	33,617,664
Ulta Beauty Inc (b)	13,588	8,796,328
Valvoline Inc (b)(c)	5,880	192,393
Wayfair Inc Class A (b)	32,240	3,336,518
Williams-Sonoma Inc	40,419	8,271,748
		227,026,575
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	10,462	578,338
Crocs Inc (b)	20,208	1,695,855
Lululemon Athletica Inc (b)	17,647	3,079,402
NIKE Inc Class B	464,243	28,694,860
PVH Corp	19,144	1,193,820
Ralph Lauren Corp Class A	14,107	4,985,555
Tapestry Inc	6,860	870,603
Under Armour Inc Class A (b)(c)	56,077	345,995
Under Armour Inc Class C (b)(c)	95,688	580,826
VF Corp	140,874	2,759,722
		44,784,976
TOTAL CONSUMER DISCRETIONARY		918,188,400
Consumer Staples - 7.4%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	3,089	659,872
Brown-Forman Corp Class A (c)	17,723	493,231
Brown-Forman Corp Class B (c)	59,025	1,615,514
Coca-Cola Co/The	797,954	59,694,939
Coca-Cola Consolidated Inc	19,621	2,983,569
Constellation Brands Inc Class A	57,009	8,933,310
Keurig Dr Pepper Inc	519,629	14,258,620
Molson Coors Beverage Co Class B	65,563	3,149,647
PepsiCo Inc	474,543	72,904,041
Primo Brands Corp Class A	103,016	1,951,123
		166,643,866
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	158,541	2,639,707
BJ's Wholesale Club Holdings Inc (b)	44,681	4,130,312
Casey's General Stores Inc	12,623	7,655,850
Dollar General Corp	88,134	12,641,060
Dollar Tree Inc (b)	77,291	9,088,649
Kroger Co/The	243,318	15,292,536
Maplebear Inc (b)	69,131	2,568,907
Performance Food Group Co (b)	53,656	5,121,465
Sysco Corp	89,327	7,490,069
Target Corp	182,374	19,234,986
US Foods Holding Corp (b)	89,995	7,525,382
Walmart Inc	1,571,285	187,202,895
		280,591,818
Food Products - 0.9%
Archer-Daniels-Midland Co	191,782	12,908,846
Bunge Global SA	54,043	6,154,417
Campbell's Company/The (c)	77,792	2,176,620
Conagra Brands Inc	190,954	3,534,559
Darling Ingredients Inc (b)	55,715	2,543,947
Flowers Foods Inc	74,800	854,964
Freshpet Inc (b)	13,788	961,024
General Mills Inc	214,029	9,900,982
Hershey Co/The	51,391	10,008,397
Hormel Foods Corp	116,052	2,856,040
Ingredion Inc	25,625	3,026,313
JM Smucker Co	41,579	4,359,974
Kraft Heinz Co/The	342,573	8,132,683
Lamb Weston Holdings Inc	53,957	2,478,245
McCormick & Co Inc/MD	101,588	6,281,186
Mondelez International Inc	519,850	30,395,630
Pilgrim's Pride Corp	16,652	722,197
Post Holdings Inc (b)	19,459	1,990,850
Seaboard Corp	102	518,392
Smithfield Foods Inc	18,110	432,828
Tyson Foods Inc Class A	112,257	7,333,750
		117,571,844
Household Products - 1.5%
Church & Dwight Co Inc	96,416	9,280,040
Clorox Co/The	48,878	5,512,950
Colgate-Palmolive Co	169,699	15,322,123
Kimberly-Clark Corp	85,314	8,530,547
Procter & Gamble Co/The	942,474	143,039,279
Reynolds Consumer Products Inc	21,909	507,631
		182,192,570
Personal Care Products - 0.2%
BellRing Brands Inc (b)	50,444	1,254,542
Coty Inc Class A (b)	138,516	439,096
elf Beauty Inc (b)	21,973	1,867,485
Estee Lauder Cos Inc/The Class A	98,317	11,333,984
Kenvue Inc	762,446	13,266,560
		28,161,667
Tobacco - 1.2%
Altria Group Inc	676,861	41,958,613
Philip Morris International Inc	625,144	112,175,840
		154,134,453
TOTAL CONSUMER STAPLES		929,296,218
Energy - 6.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	397,923	22,299,605
Halliburton Co	336,739	11,287,491
NOV Inc	145,519	2,670,274
SLB Ltd	554,259	26,815,051
Weatherford International PLC	28,231	2,655,972
		65,728,393
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Corp	134,189	2,525,437
Antero Resources Corp (b)	116,240	4,227,649
APA Corp	140,759	3,717,445
Cheniere Energy Inc	47,014	9,944,401
Chevron Corp	751,732	132,981,391
Chord Energy Corp	23,007	2,306,222
ConocoPhillips	501,813	52,303,969
Coterra Energy Inc	302,678	8,732,260
Devon Energy Corp	246,197	9,899,581
Diamondback Energy Inc	75,312	12,347,402
DT Midstream Inc	40,708	5,130,022
EOG Resources Inc	219,281	24,587,979
EQT Corp	249,364	14,395,784
Expand Energy Corp	91,237	10,255,951
Exxon Mobil Corp	1,695,189	239,699,726
HF Sinclair Corp	56,354	2,929,844
Kinder Morgan Inc	780,271	23,790,463
Marathon Petroleum Corp	122,023	21,499,232
Matador Resources Co	46,856	2,119,765
Occidental Petroleum Corp	282,975	12,844,235
ONEOK Inc	250,738	19,855,942
Ovintiv Inc	102,848	4,470,803
Permian Resources Holdings Inc/DE Class A	285,332	4,602,405
Phillips 66	150,135	21,553,381
Range Resources Corp	94,718	3,585,076
Valero Energy Corp	121,966	22,128,291
Viper Energy Inc Class A	67,704	2,866,587
Williams Cos Inc/The	462,760	31,125,238
		706,426,481
TOTAL ENERGY		772,154,874
Financials - 20.9%
Banks - 7.1%
Bank of America Corp	2,456,116	130,665,371
Bank OZK	42,844	2,037,661
BOK Financial Corp	8,875	1,153,217
Citigroup Inc	584,973	67,687,226
Citizens Financial Group Inc	172,223	10,846,605
Columbia Banking System Inc	118,729	3,495,382
Comerica Inc	51,219	4,541,589
Commerce Bancshares Inc/MO	51,926	2,733,385
Cullen/Frost Bankers Inc	23,854	3,287,558
East West Bancorp Inc	54,839	6,275,775
Fifth Third Bancorp	267,182	13,417,880
First Citizens BancShares Inc/NC Class A	3,628	7,508,400
First Hawaiian Inc	49,419	1,312,074
First Horizon Corp	201,713	4,939,951
FNB Corp/PA	142,426	2,499,576
Huntington Bancshares Inc/OH	804,822	14,068,289
JPMorgan Chase & Co	1,090,026	333,428,053
KeyCorp	379,419	8,165,097
M&T Bank Corp	61,678	13,665,994
Pinnacle Financial Partners Inc	59,766	5,683,149
PNC Financial Services Group Inc/The	158,545	35,403,099
Prosperity Bancshares Inc	36,693	2,532,184
Regions Financial Corp	354,851	10,113,254
SOUTHSTATE BANK CORP	40,240	4,117,759
TFS Financial Corp (c)	20,908	294,279
Truist Financial Corp	517,624	26,616,226
US Bancorp	626,689	35,163,520
Webster Financial Corp	65,741	4,323,786
Wells Fargo & Co	1,261,330	114,137,752
Western Alliance Bancorp	34,225	3,051,159
Wintrust Financial Corp	26,480	3,905,535
Zions Bancorp NA	58,184	3,485,803
		880,556,588
Capital Markets - 5.7%
Affiliated Managers Group Inc	11,072	3,466,532
Ameriprise Financial Inc	3,436	1,811,425
Bank of New York Mellon Corp/The	259,629	31,134,710
Blackrock Inc	61,215	68,495,912
Carlyle Group Inc/The	104,930	6,167,785
Cboe Global Markets Inc	42,035	11,141,797
Charles Schwab Corp/The	624,946	64,944,388
CME Group Inc Class A	144,300	41,711,358
Coinbase Global Inc Class A (b)	80,684	15,712,402
Evercore Inc Class A	14,789	5,224,510
FactSet Research Systems Inc	14,045	3,572,486
Franklin Resources Inc	121,869	3,244,153
Goldman Sachs Group Inc/The	111,560	104,354,341
Hamilton Lane Inc Class A	5,627	794,757
Houlihan Lokey Inc Class A	13,428	2,260,201
Interactive Brokers Group Inc Class A	162,870	12,195,706
Intercontinental Exchange Inc	228,905	39,779,111
Invesco Ltd	146,017	3,984,804
Janus Henderson Group PLC	49,856	2,399,569
Jefferies Financial Group Inc	46,429	2,840,526
KKR & Co Inc Class A	204,276	23,340,576
Lazard Inc	29,756	1,598,492
MarketAxess Holdings Inc	14,625	2,474,989
Morgan Stanley	462,116	84,474,805
Morningstar Inc	2,901	586,263
MSCI Inc	14,842	9,042,043
Nasdaq Inc	181,683	17,603,266
Northern Trust Corp	75,422	11,270,309
Raymond James Financial Inc	71,552	11,867,615
Robinhood Markets Inc Class A (b)	257,201	25,586,355
S&P Global Inc	121,639	64,199,848
SEI Investments Co	41,050	3,606,243
State Street Corp	111,814	14,631,980
Stifel Financial Corp	39,661	4,890,201
T Rowe Price Group Inc	86,773	9,170,171
TPG Inc Class A	3,296	194,167
Tradeweb Markets Inc Class A	42,852	4,416,756
Virtu Financial Inc Class A	31,851	1,322,135
		715,512,687
Consumer Finance - 1.1%
Ally Financial Inc	97,673	4,129,614
American Express Co	145,640	51,290,039
Capital One Financial Corp	252,216	55,217,650
Credit Acceptance Corp (b)(c)	1,571	782,735
Figure Technology Solutions Inc Class A (c)	11,466	652,186
OneMain Holdings Inc	47,789	3,132,091
SLM Corp	70,008	1,900,717
SoFi Technologies Inc Class A (b)	419,819	9,576,071
Synchrony Financial	144,428	10,489,806
		137,170,909
Financial Services - 3.6%
Affirm Holdings Inc Class A (b)	44,695	2,695,109
Apollo Global Management Inc	50,216	6,756,061
Berkshire Hathaway Inc Class B (b)	740,066	355,623,915
Block Inc Class A (b)	135,182	8,169,048
Corebridge Financial Inc	105,688	3,258,361
Euronet Worldwide Inc (b)(c)	15,646	1,133,709
Fidelity National Information Services Inc	211,280	11,673,220
Fiserv Inc (b)	155,432	9,905,681
Global Payments Inc	96,658	6,934,245
Jack Henry & Associates Inc	29,128	5,220,029
MGIC Investment Corp	88,256	2,375,852
PayPal Holdings Inc	375,903	19,806,329
Rocket Cos Inc Class A	377,749	6,773,040
UWM Holdings Corp Class A	60,580	297,447
Voya Financial Inc	38,578	2,957,389
Western Union Co/The (c)	127,399	1,193,729
WEX Inc (b)	12,508	1,924,981
		446,698,145
Insurance - 3.3%
AFLAC Inc	192,692	21,379,177
Allstate Corp/The	105,880	21,069,061
American Financial Group Inc/OH	26,528	3,455,803
American International Group Inc	222,227	16,640,358
Aon PLC	6,426	2,246,787
Arch Capital Group Ltd (b)	143,115	13,744,765
Arthur J Gallagher & Co	95,557	23,829,049
Assurant Inc	20,332	4,841,659
Assured Guaranty Ltd	17,816	1,511,688
Axis Capital Holdings Ltd	29,807	3,075,486
Brighthouse Financial Inc (b)	22,929	1,468,832
Brown & Brown Inc	103,604	7,469,848
Chubb Ltd	146,654	45,398,212
Cincinnati Financial Corp	61,806	9,943,967
CNA Financial Corp	8,461	404,942
Everest Group Ltd	14,302	4,737,967
Fidelity National Financial Inc	103,196	5,612,830
First American Financial Corp	39,031	2,465,979
Globe Life Inc	31,936	4,478,066
Hanover Insurance Group Inc/The	14,188	2,470,698
Hartford Insurance Group Inc/The	112,711	15,222,748
Kemper Corp	24,982	984,540
Lincoln National Corp (c)	68,325	2,843,003
Loews Corp	67,605	7,137,060
Markel Group Inc (b)	3,979	8,119,707
Marsh & McLennan Cos Inc	174,550	32,848,565
MetLife Inc	223,264	17,611,064
Old Republic International Corp	91,687	3,591,380
Primerica Inc	12,948	3,405,842
Principal Financial Group Inc	87,317	8,270,666
Progressive Corp/The	223,335	46,453,680
Prudential Financial Inc	140,517	15,612,844
Reinsurance Group of America Inc	26,462	5,365,171
RLI Corp	31,086	1,816,355
Travelers Companies Inc/The	89,308	25,409,019
Unum Group	67,822	5,152,437
W R Berkley Corp	116,424	7,984,358
White Mountains Insurance Group Ltd (c)	990	2,024,481
Willis Towers Watson PLC	38,402	12,191,483
		418,289,577
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	429,730	4,898,922
Annaly Capital Management Inc	274,236	6,310,171
Rithm Capital Corp	221,844	2,426,973
Starwood Property Trust Inc	138,729	2,487,411
		16,123,477
TOTAL FINANCIALS		2,614,351,383
Health Care - 11.8%
Biotechnology - 1.2%
Amgen Inc	56,623	19,358,271
Biogen Inc (b)	58,614	10,544,072
BioMarin Pharmaceutical Inc (b)	76,283	4,313,041
Caris Life Sciences Inc (b)	4,550	105,378
Exact Sciences Corp (b)	70,615	7,226,739
Exelixis Inc (b)	20,184	834,810
Gilead Sciences Inc	365,184	51,837,870
Incyte Corp (b)	47,732	4,776,541
Insmed Inc (b)	5,267	826,234
Ionis Pharmaceuticals Inc (b)	4,482	370,527
Moderna Inc (b)	143,773	6,336,076
Neurocrine Biosciences Inc (b)	5,602	762,208
Regeneron Pharmaceuticals Inc	40,718	30,190,361
Revolution Medicines Inc (b)	69,537	6,741,612
Roivant Sciences Ltd (b)	156,424	3,381,887
Sarepta Therapeutics Inc (b)(c)	6,287	127,878
United Therapeutics Corp (b)	17,015	7,988,372
Viking Therapeutics Inc (b)	40,275	1,169,586
		156,891,463
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	694,791	75,940,656
Align Technology Inc (b)	27,501	4,483,488
Baxter International Inc	205,528	4,124,947
Becton Dickinson & Co	114,772	23,353,807
Boston Scientific Corp (b)	490,176	45,846,161
Cooper Cos Inc/The (b)	79,921	6,503,971
DENTSPLY SIRONA Inc	79,823	995,392
Edwards Lifesciences Corp (b)	230,933	18,788,709
Envista Holdings Corp (b)	65,358	1,533,952
GE HealthCare Technologies Inc	183,651	14,502,919
Globus Medical Inc Class A (b)	44,989	4,079,603
Hologic Inc (b)	89,503	6,706,460
Medtronic PLC	514,561	52,979,201
ResMed Inc	44,728	11,553,690
Solventum Corp (b)	59,237	4,559,472
STERIS PLC	39,394	10,344,864
Stryker Corp	102,593	37,914,269
Teleflex Inc	17,719	1,849,332
Zimmer Biomet Holdings Inc	79,457	6,918,321
		332,979,214
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	36,627	492,267
Cardinal Health Inc	47,625	10,233,660
Centene Corp (b)	196,629	8,517,968
Chemed Corp	5,080	2,169,871
Cigna Group/The	97,307	26,672,822
CVS Health Corp	502,541	37,449,355
Elevance Health Inc	89,252	30,857,986
Encompass Health Corp	39,965	3,777,891
HCA Healthcare Inc	51,275	25,036,044
Henry Schein Inc (b)	41,994	3,169,707
Humana Inc	48,433	9,454,122
Labcorp Holdings Inc	33,528	9,103,523
McKesson Corp	3,877	3,222,601
Molina Healthcare Inc (b)	9,210	1,654,024
Quest Diagnostics Inc	44,726	8,365,104
Tenet Healthcare Corp (b)	34,949	6,615,147
UnitedHealth Group Inc	365,127	104,765,890
Universal Health Services Inc Class B	21,495	4,326,084
		295,884,066
Health Care Technology - 0.0%
Certara Inc (b)(c)	48,634	427,493
Veeva Systems Inc Class A (b)	12,075	2,462,334
		2,889,827
Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc	114,330	15,303,071
Avantor Inc (b)	265,055	2,894,401
Bio-Rad Laboratories Inc Class A (b)	7,435	2,183,659
Bio-Techne Corp	61,966	3,971,401
Bruker Corp	41,443	1,835,509
Charles River Laboratories International Inc (b)	19,572	4,119,515
Danaher Corp	252,656	55,303,872
Illumina Inc (b)	61,640	8,926,088
IQVIA Holdings Inc (b)	67,777	15,598,877
Mettler-Toledo International Inc (b)	8,250	11,329,230
QIAGEN NV	81,234	4,359,829
Repligen Corp (b)	18,508	2,764,540
Revvity Inc	46,567	5,066,490
Sotera Health Co (b)	74,055	1,341,876
Thermo Fisher Scientific Inc	151,526	87,674,459
Waters Corp (b)	11,399	4,225,837
West Pharmaceutical Services Inc	28,721	6,637,998
		233,536,652
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	660,406	36,355,350
Elanco Animal Health Inc (b)	197,450	4,754,596
Jazz Pharmaceuticals PLC (b)	23,367	3,843,638
Johnson & Johnson	965,590	219,430,329
Merck & Co Inc	1,010,999	111,482,860
Organon & Co	103,984	888,023
Perrigo Co PLC	54,548	775,127
Pfizer Inc	2,279,515	60,270,377
Royalty Pharma PLC Class A	156,078	6,505,331
Viatris Inc	463,267	6,064,165
Zoetis Inc Class A	36,222	4,521,230
		454,891,026
TOTAL HEALTH CARE		1,477,072,248
Industrials - 13.5%
Aerospace & Defense - 3.2%
ATI Inc (b)	54,048	6,501,974
Boeing Co (b)	257,791	60,250,913
BWX Technologies Inc	30,163	6,196,385
Carpenter Technology Corp	15,894	5,051,590
Curtiss-Wright Corp	15,080	9,902,885
General Dynamics Corp	101,395	35,598,771
Hexcel Corp	31,748	2,629,052
Huntington Ingalls Industries Inc	15,647	6,579,720
L3Harris Technologies Inc	74,933	25,690,779
Leonardo DRS Inc	18,352	753,533
Loar Holdings Inc (b)	1,639	112,402
Lockheed Martin Corp	59,725	37,878,790
Northrop Grumman Corp	54,411	37,666,559
RTX Corp	536,826	107,864,448
StandardAero Inc (b)	51,975	1,605,508
Textron Inc	70,474	6,205,940
TransDigm Group Inc	18,303	26,128,265
Woodward Inc	24,028	7,637,060
		384,254,574
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	47,130	9,187,994
Expeditors International of Washington Inc	54,188	8,699,341
FedEx Corp	85,996	27,712,211
GXO Logistics Inc (b)	45,025	2,547,964
United Parcel Service Inc Class B	294,507	31,282,534
		79,430,044
Building Products - 0.7%
A O Smith Corp	45,588	3,350,262
Advanced Drainage Systems Inc	28,344	4,309,422
Allegion plc	34,526	5,710,255
Armstrong World Industries Inc	12,186	2,239,056
Builders FirstSource Inc (b)	43,529	4,979,718
Carlisle Cos Inc	14,668	5,000,175
Carrier Global Corp	315,022	18,769,011
Fortune Brands Innovations Inc	48,548	2,626,447
Hayward Holdings Inc (b)	79,639	1,285,372
Johnson Controls International plc	264,893	31,591,139
Masco Corp	83,356	5,508,998
Owens Corning	33,295	3,990,073
Simpson Manufacturing Co Inc	15,423	2,726,478
Trex Co Inc (b)	42,823	1,773,728
		93,860,134
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	20,323	5,282,151
Copart Inc (b)	24,304	986,256
MSA Safety Inc	14,836	2,628,197
Republic Services Inc	81,281	17,482,730
Tetra Tech Inc	85,766	3,229,948
Veralto Corp	57,701	5,711,245
		35,320,527
Construction & Engineering - 0.3%
AECOM	53,093	5,119,758
API Group Corp (b)	147,823	6,145,002
EMCOR Group Inc	11,615	8,371,279
Everus Construction Group Inc (b)	20,407	1,805,815
MasTec Inc (b)	19,702	4,737,937
Quanta Services Inc	13,312	6,318,275
Valmont Industries Inc	7,812	3,480,715
WillScot Holdings Corp	53,197	1,065,536
		37,044,317
Electrical Equipment - 1.3%
Acuity Inc	12,385	3,829,937
AMETEK Inc	92,437	20,704,039
Eaton Corp PLC	157,246	55,259,390
Emerson Electric Co	226,148	33,234,710
Generac Holdings Inc (b)	23,185	3,896,007
Hubbell Inc	21,465	10,473,632
nVent Electric PLC	63,887	7,171,955
Regal Rexnord Corp	26,495	4,278,943
Rockwell Automation Inc	41,754	17,605,574
Sensata Technologies Holding PLC	58,196	2,013,000
		158,467,187
Ground Transportation - 1.2%
Avis Budget Group Inc (b)(c)	4,460	512,855
CSX Corp	753,196	28,440,681
JB Hunt Transport Services Inc	30,737	6,231,005
Knight-Swift Transportation Holdings Inc	63,159	3,480,061
Landstar System Inc	13,668	2,041,452
Lyft Inc Class A (b)	129,469	2,184,142
Norfolk Southern Corp	90,615	26,390,713
Old Dominion Freight Line Inc	70,563	12,221,512
Ryder System Inc	15,761	3,014,764
Saia Inc (b)	10,690	3,579,760
Schneider National Inc Class B	18,511	496,834
U-Haul Holding Co (b)	3,105	175,588
U-Haul Holding Co Class N	23,762	1,219,228
Union Pacific Corp	221,025	51,962,978
XPO Inc (b)	36,523	5,409,422
		147,360,995
Industrial Conglomerates - 0.7%
3M Co	179,543	27,498,806
Honeywell International Inc	255,168	58,055,823
		85,554,629
Machinery - 3.7%
AGCO Corp	24,887	2,822,435
Allison Transmission Holdings Inc	27,687	3,009,577
Caterpillar Inc	162,922	107,098,406
CNH Industrial NV Class A	352,160	3,789,242
Crane Co	19,739	3,605,131
Cummins Inc	55,220	31,962,440
Deere & Co	98,035	51,762,480
Donaldson Co Inc	46,585	4,748,875
Dover Corp	54,406	10,962,265
Esab Corp	22,837	2,765,561
Flowserve Corp	50,824	3,971,896
Fortive Corp	127,289	6,722,132
Gates Industrial Corp PLC (b)	101,730	2,341,824
Graco Inc	66,614	5,817,401
IDEX Corp	30,327	6,021,426
Illinois Tool Works Inc	78,205	20,431,838
Ingersoll Rand Inc	159,524	13,733,421
ITT Inc	33,950	6,189,085
Lincoln Electric Holdings Inc	21,506	5,706,617
Middleby Corp/The (b)	19,109	2,812,272
Mueller Industries Inc	43,507	5,923,043
Nordson Corp	21,349	5,860,941
Oshkosh Corp	25,211	3,625,846
Otis Worldwide Corp	156,569	13,374,124
PACCAR Inc	206,787	25,416,190
Parker-Hannifin Corp	50,753	47,496,688
Pentair PLC	65,631	6,915,538
RBC Bearings Inc (b)	9,912	4,952,729
Snap-on Inc	20,562	7,527,954
Stanley Black & Decker Inc	62,014	4,878,021
Timken Co/The	25,093	2,338,416
Toro Co/The	39,551	3,618,917
Westinghouse Air Brake Technologies Corp	68,034	15,657,345
Xylem Inc/NY	97,636	13,461,075
		457,321,151
Marine Transportation - 0.0%
Kirby Corp (b)	22,396	2,635,113
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	38,118	1,937,538
American Airlines Group Inc (b)	245,160	3,260,628
Delta Air Lines Inc	261,679	17,242,030
Southwest Airlines Co	165,416	7,860,568
United Airlines Holdings Inc (b)	130,592	13,362,173
		43,662,937
Professional Services - 0.6%
Amentum Holdings Inc (b)	63,874	2,285,412
Automatic Data Processing Inc	11,912	2,940,120
Broadridge Financial Solutions Inc	4,276	842,842
CACI International Inc (b)	8,711	5,405,872
Clarivate PLC (b)(c)	147,717	391,450
Concentrix Corp	17,689	660,684
Dayforce Inc (b)	56,184	3,891,866
Equifax Inc	40,455	8,147,637
FTI Consulting Inc (b)(c)	12,079	2,109,839
Genpact Ltd	64,575	2,847,758
Jacobs Solutions Inc	47,755	6,459,341
KBR Inc	46,664	1,997,686
Leidos Holdings Inc	51,162	9,632,781
ManpowerGroup Inc	18,525	673,013
Parsons Corp (b)	21,168	1,483,030
Paychex Inc	88,950	9,173,414
Paycom Software Inc	9,347	1,259,508
Paylocity Holding Corp (b)	1,464	197,611
Robert Half Inc	39,680	1,373,325
Science Applications International Corp	18,397	1,872,079
SS&C Technologies Holdings Inc	83,942	6,874,010
TransUnion	78,206	6,179,838
Verisk Analytics Inc	22,451	4,882,194
		81,581,310
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	41,793	2,701,082
Applied Industrial Technologies Inc	15,024	3,912,400
Core & Main Inc Class A (b)	31,950	1,704,852
Fastenal Co	82,309	3,568,918
Ferguson Enterprises Inc	72,136	18,211,455
MSC Industrial Direct Co Inc Class A	17,640	1,487,758
QXO Inc (b)(c)	245,101	5,436,340
SiteOne Landscape Supply Inc (b)	12,026	1,726,212
United Rentals Inc	25,467	19,916,722
Watsco Inc	13,963	5,396,001
Wesco International Inc	19,224	5,564,002
WW Grainger Inc	2,562	2,766,806
		72,392,548
TOTAL INDUSTRIALS		1,678,885,466
Information Technology - 11.8%
Communications Equipment - 1.4%
Ciena Corp (b)	56,596	14,251,439
Cisco Systems Inc	1,597,053	125,081,191
F5 Inc (b)	23,105	6,367,969
Lumentum Holdings Inc (b)	26,125	10,236,820
Motorola Solutions Inc	38,696	15,576,688
		171,514,107
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc (b)	20,711	2,744,000
Avnet Inc	32,415	2,022,372
CDW Corp/DE	48,973	6,189,697
Cognex Corp	67,318	2,607,899
Coherent Corp (b)	62,332	13,225,604
Corning Inc	313,268	32,344,921
Crane NXT Co	19,632	991,809
Flex Ltd (b)	147,622	9,306,091
Ingram Micro Holding Corp (c)	8,329	175,908
IPG Photonics Corp (b)(c)	9,885	913,473
Jabil Inc	14,706	3,488,116
Keysight Technologies Inc (b)	69,037	14,934,774
Littelfuse Inc	9,853	3,190,007
Ralliant Corp	45,398	2,404,732
TD SYNNEX Corp	30,634	4,860,697
Teledyne Technologies Inc (b)	18,652	11,569,836
Vontier Corp	58,039	2,176,463
Zebra Technologies Corp Class A (b)	20,394	4,792,182
		117,938,581
IT Services - 1.9%
Accenture PLC Class A	251,177	66,220,304
Akamai Technologies Inc (b)	56,494	5,488,392
Amdocs Ltd	43,435	3,559,064
Cognizant Technology Solutions Corp Class A	193,959	15,916,276
DXC Technology Co (b)	69,327	1,000,388
EPAM Systems Inc (b)	21,610	4,507,846
Globant SA (b)	15,634	1,045,601
IBM Corporation	373,325	114,498,778
Kyndryl Holdings Inc (b)	86,779	1,995,917
MongoDB Inc Class A (b)	28,626	10,629,693
Okta Inc Class A (b)	40,696	3,437,998
Twilio Inc Class A (b)	47,043	5,666,800
VeriSign Inc	33,394	8,155,817
		242,122,874
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices Inc (b)	268,199	63,490,749
Amkor Technology Inc	45,821	2,214,529
Analog Devices Inc	199,070	61,886,882
Applied Materials Inc	230,546	74,309,587
Cirrus Logic Inc (b)	20,504	2,672,491
Entegris Inc	50,341	5,943,762
First Solar Inc (b)	40,727	9,184,753
GlobalFoundries Inc (b)	41,218	1,739,399
Intel Corp (b)	1,770,519	82,276,018
Lattice Semiconductor Corp (b)	8,169	657,767
MACOM Technology Solutions Holdings Inc (b)	19,087	4,181,198
Marvell Technology Inc	322,649	25,463,459
Microchip Technology Inc	211,757	16,076,591
Micron Technology Inc	448,324	186,000,661
MKS Inc	26,950	6,344,300
ON Semiconductor Corp (b)	163,908	9,816,450
Onto Innovation Inc (b)	15,171	3,065,301
Qnity Electronics Inc	83,975	8,076,716
Qorvo Inc (b)	33,670	2,629,964
QUALCOMM Inc	334,379	50,688,513
Skyworks Solutions Inc	59,434	3,314,040
Teradyne Inc	62,830	15,145,172
Texas Instruments Inc	215,473	46,445,205
Universal Display Corp	17,624	2,023,587
		683,647,094
Software - 1.3%
Aurora Innovation Inc Class A (b)(c)	467,794	1,964,735
BILL Holdings Inc (b)	32,289	1,393,916
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	229,136	1,736,851
Circle Internet Group Inc Class A	16,011	1,023,583
Docusign Inc (b)	19,712	1,035,668
Dolby Laboratories Inc Class A	24,253	1,556,800
Dropbox Inc Class A (b)	53,935	1,374,264
Fair Isaac Corp (b)	1,652	2,417,157
Gen Digital Inc	196,477	4,713,483
nCino Inc (b)	36,741	784,420
Nutanix Inc Class A (b)	78,362	3,081,977
Pegasystems Inc	23,334	1,019,462
PTC Inc (b)	42,316	6,606,797
Roper Technologies Inc	43,078	15,991,847
Rubrik Inc Class A (b)	21,646	1,211,094
SailPoint Inc (c)	24,161	379,086
Salesforce Inc	332,663	70,621,029
SentinelOne Inc Class A (b)	33,053	462,081
Strategy Inc Class A (b)(c)	101,506	15,196,464
Synopsys Inc (b)	19,699	9,162,300
Teradata Corp (b)(c)	28,995	826,937
Trimble Inc (b)	95,582	6,461,343
Tyler Technologies Inc (b)	2,948	1,088,991
UiPath Inc Class A (b)	161,384	2,031,825
Unity Software Inc (b)	121,679	3,540,859
Zoom Communications Inc Class A (b)	106,903	9,845,766
		165,528,735
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies Inc Class C	110,318	12,624,792
Hewlett Packard Enterprise Co	526,123	11,322,167
HP Inc	378,438	7,356,835
NetApp Inc	48,515	4,674,420
Pure Storage Inc Class A (b)	17,790	1,237,116
Sandisk Corp/DE	54,110	31,180,888
Super Micro Computer Inc (b)(c)	111,574	3,247,919
Western Digital Corp	136,512	34,159,398
		105,803,535
TOTAL INFORMATION TECHNOLOGY		1,486,554,926
Materials - 4.0%
Chemicals - 1.9%
Air Products and Chemicals Inc	89,134	24,289,015
Albemarle Corp	47,146	8,044,522
Ashland Inc	18,187	1,112,317
Axalta Coating Systems Ltd (b)	85,477	2,870,318
Celanese Corp	43,862	1,949,227
CF Industries Holdings Inc	64,680	6,030,116
Corteva Inc	274,490	19,982,872
Dow Inc	283,899	7,821,417
DuPont de Nemours Inc	167,947	7,376,232
Eastman Chemical Co	46,042	3,191,631
Ecolab Inc	75,583	21,313,650
Element Solutions Inc	90,339	2,628,865
FMC Corp	49,931	788,910
Huntsman Corp	66,136	715,592
International Flavors & Fragrances Inc	102,786	7,175,491
Linde PLC	188,424	86,104,115
LyondellBasell Industries NV Class A1	102,776	5,036,024
Mosaic Co/The	126,594	3,481,335
NewMarket Corp	2,253	1,511,290
Olin Corp	46,060	958,509
PPG Industries Inc	90,142	10,423,119
RPM International Inc	51,000	5,454,960
Scotts Miracle-Gro Co/The	17,512	1,124,621
Sherwin-Williams Co/The	8,662	3,071,892
Solstice Advanced Materials Inc	63,790	3,940,308
Westlake Corp (c)	13,405	1,063,285
		237,459,633
Construction Materials - 0.5%
CRH PLC	272,125	33,310,821
Eagle Materials Inc	11,968	2,439,198
James Hardie Industries PLC (b)	21,738	499,757
Martin Marietta Materials Inc	24,060	15,685,917
Vulcan Materials Co	53,042	15,941,243
		67,876,936
Containers & Packaging - 0.5%
Amcor PLC	184,953	8,184,170
AptarGroup Inc	26,245	3,279,313
Avery Dennison Corp	30,860	5,724,839
Ball Corp	109,210	6,210,773
Crown Holdings Inc	46,436	4,860,920
Graphic Packaging Holding CO	117,308	1,718,562
International Paper Co	210,294	8,479,054
Packaging Corp of America	35,436	7,886,282
Sealed Air Corp	58,509	2,450,357
Silgan Holdings Inc	35,453	1,529,796
Smurfit WestRock PLC	209,036	8,702,169
Sonoco Products Co	39,458	1,893,984
		60,920,219
Metals & Mining - 1.1%
Alcoa Corp	103,672	5,889,606
Cleveland-Cliffs Inc (b)	224,832	3,093,688
Freeport-McMoRan Inc	573,891	34,565,455
MP Materials Corp (b)(c)	52,409	3,080,077
Newmont Corp	440,825	49,526,690
Nucor Corp	92,159	16,378,497
Reliance Inc	20,938	6,899,071
Royal Gold Inc	32,880	8,657,633
Steel Dynamics Inc	49,641	8,914,034
		137,004,751
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	25,276	2,116,612
TOTAL MATERIALS		505,378,151
Real Estate - 3.9%
Diversified REITs - 0.0%
WP Carey Inc	86,969	6,066,088
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	68,816	3,760,106
Healthcare Realty Trust Inc	131,655	2,210,487
Healthpeak Properties Inc	278,117	4,794,737
Medical Properties Trust Inc (c)	200,101	1,004,507
Omega Healthcare Investors Inc	118,371	5,194,119
Ventas Inc	187,870	14,591,863
Welltower Inc	275,903	51,969,090
		83,524,909
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	275,134	5,098,233
Park Hotels & Resorts Inc	78,692	860,104
		5,958,337
Industrial REITs - 0.5%
Americold Realty Trust Inc	114,382	1,419,481
EastGroup Properties Inc	21,241	3,858,215
First Industrial Realty Trust Inc	51,349	2,979,782
Lineage Inc	28,329	1,011,629
Prologis Inc	372,192	48,593,388
Rexford Industrial Realty Inc	93,527	3,790,649
STAG Industrial Inc Class A	74,897	2,809,386
		64,462,530
Office REITs - 0.1%
BXP Inc	63,549	4,109,714
Cousins Properties Inc	66,873	1,687,875
Highwoods Properties Inc	43,329	1,120,054
Kilroy Realty Corp	47,007	1,620,801
Vornado Realty Trust	70,759	2,255,797
		10,794,241
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	106,199	18,088,876
CoStar Group Inc (b)	146,787	9,027,401
Howard Hughes Holdings Inc (b)	12,413	1,013,645
Jones Lang LaSalle Inc (b)	13,830	4,949,895
Zillow Group Inc Class A (b)	19,198	1,194,884
Zillow Group Inc Class C (b)	66,345	4,181,725
		38,456,426
Residential REITs - 0.5%
American Homes 4 Rent Class A	137,084	4,293,470
AvalonBay Communities Inc	57,062	10,138,206
Camden Property Trust	42,351	4,618,376
Equity LifeStyle Properties Inc	77,089	4,869,712
Equity Residential	151,969	9,470,708
Essex Property Trust Inc	25,571	6,440,568
Invitation Homes Inc	245,494	6,562,055
Mid-America Apartment Communities Inc	46,686	6,269,930
Sun Communities Inc	39,727	5,062,412
UDR Inc	125,304	4,655,044
		62,380,481
Retail REITs - 0.5%
Agree Realty Corp	45,377	3,277,581
Brixmor Property Group Inc	122,156	3,272,559
Federal Realty Investment Trust	34,132	3,452,793
Kimco Realty Corp	268,116	5,651,885
NNN REIT Inc	75,028	3,126,416
Realty Income Corp	367,412	22,470,918
Regency Centers Corp	72,480	5,281,618
Simon Property Group Inc	101,151	19,351,198
		65,884,968
Specialized REITs - 1.3%
Crown Castle Inc	174,083	15,112,145
CubeSmart	90,820	3,408,475
Digital Realty Trust Inc	138,052	22,909,729
EPR Properties	29,937	1,623,783
Equinix Inc	39,213	32,191,129
Extra Space Storage Inc	84,527	11,662,190
Fermi Inc	14,549	126,867
Gaming and Leisure Properties Inc	108,943	4,875,199
Iron Mountain Inc	117,715	10,845,083
Millrose Properties Inc Class A	61,412	1,830,078
National Storage Affiliates Trust	28,197	896,947
Public Storage	55,031	15,199,012
Rayonier Inc	119,452	2,716,338
SBA Communications Corp Class A	43,084	7,932,195
VICI Properties Inc	428,625	12,035,790
Weyerhaeuser Co	290,794	7,496,669
		150,861,629
TOTAL REAL ESTATE		488,389,609
Utilities - 4.2%
Electric Utilities - 2.8%
Alliant Energy Corp	103,058	6,792,553
American Electric Power Co Inc	214,666	25,711,620
Constellation Energy Corp	125,675	35,274,459
Duke Energy Corp	312,158	37,880,373
Edison International	152,925	9,524,169
Entergy Corp	179,158	17,179,461
Evergy Inc	92,353	7,086,246
Eversource Energy	149,032	10,302,582
Exelon Corp	405,575	18,161,649
FirstEnergy Corp	220,174	10,423,037
IDACORP Inc	21,631	2,872,379
NextEra Energy Inc	837,084	73,579,684
OGE Energy Corp	80,601	3,520,652
PG&E Corp	879,669	13,564,496
Pinnacle West Capital Corp	47,798	4,471,981
PPL Corp	296,961	10,764,836
Southern Co/The	442,131	39,486,720
Xcel Energy Inc	237,468	18,061,816
		344,658,713
Gas Utilities - 0.1%
Atmos Energy Corp	64,214	10,681,357
MDU Resources Group Inc	81,357	1,668,631
National Fuel Gas Co	35,982	3,013,493
UGI Corp	86,274	3,460,450
		18,823,931
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	284,848	4,173,023
Clearway Energy Inc Class A	13,858	467,985
Clearway Energy Inc Class C	32,675	1,181,201
Talen Energy Corp (b)	18,199	6,339,804
		12,162,013
Multi-Utilities - 1.1%
Ameren Corp	108,279	11,183,055
CenterPoint Energy Inc	261,442	10,376,633
CMS Energy Corp	121,432	8,681,174
Consolidated Edison Inc	144,627	15,421,577
Dominion Energy Inc	342,438	20,604,494
DTE Energy Co	83,139	11,172,219
NiSource Inc	191,430	8,478,435
Public Service Enterprise Group Inc	200,361	16,501,732
Sempra	261,916	22,789,311
WEC Energy Group Inc	130,645	14,458,482
		139,667,112
Water Utilities - 0.1%
American Water Works Co Inc	78,146	10,090,993
Essential Utilities Inc	112,523	4,364,767
		14,455,760
TOTAL UTILITIES		529,767,529
TOTAL UNITED STATES		12,458,236,693
TOTAL COMMON STOCKS (Cost $9,162,803,243)		12,528,351,739

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $2,221,430)	3.82	2,224,000	2,221,780

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	21,093,033	21,097,251
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	53,849,269	53,854,655
TOTAL MONEY MARKET FUNDS (Cost $74,951,906)			74,951,906

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $9,239,976,579)	12,605,525,425
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(47,417,487)
NET ASSETS - 100.0%	12,558,107,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	40	3/2026	13,931,500	100,421
CME E-Mini S&P MidCap 400 Index Contracts (United States)	43	3/2026	14,824,250	183,556

TOTAL FUTURES CONTRACTS				283,977
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $103,919 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,221,780.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,542,446.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,418,322	766,927,980	770,252,948	788,361	3,897	-	21,097,251	21,093,033	0.0%
Fidelity Securities Lending Cash Central Fund	80,412,913	435,503,724	462,062,528	668,114	546	-	53,854,655	53,849,269	0.2%
Total	104,831,235	1,202,431,704	1,232,315,476	1,456,475	4,443	-	74,951,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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